DISPOSITIONS	12 Months Ended
Dec. 31, 2023
Disposals Of Non-current Assets [Abstract]
DISPOSITIONS	DISPOSITIONS
(a)Dispositions completed in 2023
Business services
Residential property management operation
On March 31, 2023, the partnership completed the sale of its residential property management operation, resulting in a pre-tax net gain of $67 million recorded in the consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Dealer software and technology services operation
On May 1, 2023, the partnership’s dealer software and technology services operation completed the sale of its non-core division servicing the heavy equipment sector for total consideration of approximately $490 million, resulting in a pre-tax net gain of $87 million recorded in the consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Road fuels operation
On November 10, 2023, the partnership’s road fuels operation completed the sale of its North American retail gas station assets for aggregate consideration of approximately $460 million, including a vendor take-back note, resulting in a pre-tax net gain of $42 million recorded in the consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Technology services operation
On December 14, 2023, the partnership completed the partial sale of its technology services operation for aggregate consideration of approximately $628 million, including a note receivable. Following the sale, the partnership retained joint control with the buyer. As a result, the partnership deconsolidated the net assets of its technology services operation resulting in a pre-tax net gain of $524 million recorded in the consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net, and accounted for its 17% retained ownership interest as an equity accounted investment. The gain on deconsolidation was calculated as the fair value of the interest retained by the partnership, together with institutional partners, fair value of consideration received on the partial disposition, net of the derecognition of net assets, non-controlling interest and closing costs.
Infrastructure services
Power delivery business
In February 2023, the partnership’s nuclear technology services operation completed the sale of its power delivery business for gross proceeds of approximately $275 million, resulting in a net pre-tax net gain of $14 million recorded in the consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Nuclear technology services operation
On November 7, 2023, the partnership completed the sale of its nuclear technology services operation to a strategic consortium led by Cameco Corporation and Brookfield Renewable Partners, a related party to the partnership, for total consideration of approximately $3.8 billion, net of transaction closing costs. Upon sale of the business, the partnership derecognized $2.4 billion of intangibles and goodwill, $1.0 billion of property, plant and equipment, $0.3 billion of deferred tax assets, $3.7 billion of borrowings, and $0.1 billion of other net liabilities. The partnership recorded a pre-tax net gain of $3.9 billion recorded in the consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Industrials
Automotive aftermarket parts remanufacturing operation
During the year, the partnership completed the sale of its automotive aftermarket parts remanufacturing operation, resulting in a pre-tax net gain of $49 million recorded in the consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Energy services operation
On November 8, 2023, the partnership completed the sale of its energy services operation for total consideration of approximately $37 million comprising cash and shares in the public company, resulting in a pre-tax net gain of $1 million recorded in our consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
(b)Dispositions completed in 2022
Business services
Digital cloud services operation
In December 2022, the partnership completed the sale of its digital cloud services business for gross proceeds of approximately $13 million, resulting in a $9 million pre-tax net gain recorded in the consolidated statements of operating results in gain (loss) on acquisitions/dispositions, net.
Industrials
Public securities
For the year ended December 31, 2022, the partnership recognized a pre-tax net gain of $19 million in the consolidated statements of operating results in gain (loss) on acquisitions/dispositions, net from the partial disposition of the partnership’s public securities.
(c)Dispositions completed in 2021
Industrials
Graphite electrode operation
On January 14, 2021, the partnership, together with institutional partners, sold 20 million common shares of its graphite electrode operation as part of a block trade transaction for total proceeds of $214 million. The transaction decreased the partnership’s voting interest in the investment to 48% but did not result in a loss of control. The partnership recorded a pre-tax gain of $239 million in the consolidated statements of changes in equity, of which $82 million was attributable to the partnership.
On March 1, 2021, the partnership, together with institutional partners, sold an additional 30 million common shares of its graphite electrode operation as part of a block trade for total proceeds of $350 million, which decreased the partnership’s voting interest to 37% and resulted in the deconsolidation of its investment. The partnership retained significant influence and continued to account for its 13% economic ownership in the investment using the equity method. As a result of the loss of control, a pre-tax gain of $1,764 million was recorded in the consolidated statements of operating results. The partnership’s share of the total pre-tax gain recorded in gain (loss) on acquisitions/dispositions was $609 million. The gain on deconsolidation was calculated as the fair value of the interest retained by the partnership, together with institutional partners, in shares of the investment, cash proceeds received on the sale of shares to third parties, net of the derecognition of net assets and non-controlling interests in the graphite electrode operation.
In May 2021, the partnership sold 11.3 million common shares of its graphite electrode operation through two block trade transactions for pre-tax proceeds of approximately $150 million. The transactions decreased the partnership’s economic ownership to 8%. The partnership recorded a pre-tax net gain of $5 million in the consolidated statements of operating results.
Public securities
The partnership recognized a pre-tax net gain of $41 million in the first quarter of 2021 from the partial disposition of the partnership’s interest in public securities. The prior period unrealized fair value changes related to these securities were recorded in other income (expense), net in the consolidated statements of operating results.